U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of  Securities Sold
Pursuant to Rule 24f-2


1.	Name and address of issuer:

	Gintel Fund
	6 Greenwich Office Park
	Greenwich, Connecticut 06831

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities ofthe issuer,
check the box but do not list series or classes):            [    ]

	NONE

3.	Investment Company Act File Number:	811-3115

	Securities Act File Number:	2-70207

4(a).	Last day of fiscal year for which this notice is filed:	December 31, 1999

4(b).	[   ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
 (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year
		pursuant to Section  24(f):			                           $   2,550,461

	(ii)	Aggregate price of shares redeemed or repurchased
		during the fiscal year:			                           $           28,875,820

	(iii)	Aggregate price of shares redeemed or repurchased            $  0
		during any prior fiscal year ending no earlier than October
  11, 1995 that were not previously used to reduce
		registration fees payable to the Commission:

(iv) Total available redemption credits
 [add Items5(ii) and	5(iii):                            -$   28,875,820

	(v)	Net sales - if Item 5(I) is greater than Item 5(iv)
 [subtract	Item 5(iv) from Item 5(I)]:	                  $          0

(vi) Redemption credits available for use in future years -
 if Item 5(I) is less than Item 5(iv)
 [subtract Item 5(iv) from Item 5(I)]:                     $(26,325,359)

	(vii)	Multiplier for determining registration fee
 (See Instruction	C.9):                            x         .000278

	(viii)	Registration fee due [multiply Item5(v)
 by Item 5(vii)]:	                                     $	              0
		(enter "0" if no fee is due):				                              	========


6.        Prepaid  Shares

       If the response to Item5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _________.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
 (see Instruction D):                                               $    0

8. Total of the amount of the registration fee due plus any interest due
 [line 5(viii) plus line 7]                                    $    0
                                                                 ======

9.       Date the registration fee and any interest payment was sent to the
           Commission's lockbox depository:                February   , 2000

			Method of Delivery:

				[   ]  Wire Transfer

				[   ]  Mail or other means


					SIGNATURES

This report has been signed below by the following person(s) on behalf of the issuer and in the capacities and on the date(s) indicated:

	By (Signature and Title)* _________________________________
				                      	Stephen G. Stavrides, President and Treasurer


	Date:  February 17, 2000

		*Please print the name and title of the signing official below the signature








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